Fair Value Measurements	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

5. FAIR VALUE MEASUREMENTS

The following fair value hierarchy table presents information about the Company’s financial assets measured at fair value on a recurring basis and indicates the fair value hierarchy of the inputs the Company utilized to determine such fair value:

	December 31, 2021
	Quoted Prices in Active Markets for Identical Items (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Money market funds	$171,196	$—	$—	$171,196
Total assets	$171,196	$—	$—	$171,196
Liabilities:
Warrant liabilities – public warrants	$37,085	$—	$—	$37,085
Warrant liabilities – private warrants	—	$—	52,936	52,936
Total liabilities	$37,085	$—	$52,936	$90,021
	December 31, 2020
	Quoted Prices in Active Markets for Identical Items (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Money market funds	$15,768	$—	$—	$15,768
Total assets	$15,768	$—	$—	$15,768

Money market funds are classified as cash and cash equivalents and short term investments, respectively.

The fair value of the Public Warrants was determined from their value trading on the public markets.

The fair value of Private Warrants was calculated using the Black-Scholes Option Pricing Model. The significant assumptions used in the model were the Company’s stock price, exercise price, expected term, volatility, interest rate, and dividend yield.

For the year ended December 31, 2021, the Company recognized a gain to the statement of operations resulting from a decrease in the fair value of liabilities of approximately $3.1 million presented as change in fair value of warrant liabilities on the accompanying statement of operations.

The Company estimates the volatility of its warrants based on implied volatility from the Company’s publicly traded Warrants and from historical volatility of select peer companies’ common stock that matches the expected remaining life of the Warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the Warrants. The expected life of the Warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The following table provides quantitative information regarding Level 3 fair value measurement inputs at their measurement:

Private Warrants	As of September 17, 2021	As of September 30, 2021	As of December 31, 2021
Volatility	62.5%	62.5%	60.0%
Stock price	$11.57	$14.96	$10.62
Expected life	5.0 years	5.0 years	4.7 years
Risk-free rate	0.90%	1.00%	1.2%
Dividend yield	0.00%	0.00%	0.00%

The following table shows the change in number and value of the Warrants since September 17, 2021, the date they were assumed:

	Public		Private		Total
	Shares	Value	Shares	Value	Shares	Value
September 17, 2021	17,249,991	$29,670	10,400,000	$63,440	27,649,991	$93,110
Exercised	(1,370)	(4)	—	—	(1,370)	(4)
Change in value	—	$7,419	—	$(10,504)	—	$(3,085)
December 31, 2021	17,248,621	$37,085	10,400,000	$52,936	27,648,621	$90,021